Investment Securities (Details) - Schedule of Investment Securities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Total	$ 4,373,685	$ 1,787,922
Investment in Digital Future Alliance Limited [Member]
Schedule of Equity Method Investments [Line Items]
Total	94,534	94,534
Investment in Nine Blocks Offshore Feeder Fund [Member]
Schedule of Equity Method Investments [Line Items]
Total	2,179,164	1,693,388
Investment In Auros Global Limited [Member]
Schedule of Equity Method Investments [Line Items]
Total	1,999,987
Investment in Ingonyama Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Total	$ 100,000